Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Large Company Growth Portfolio	Wilshire 5000 IndexSM Fund
Investment Class Shares (DTLGX)	Investment Class Shares (WFIVX)
Institutional Class Shares (WLCGX)	Institutional Class Shares (WINDX)

Large Company Value Portfolio	Wilshire International Equity Fund
Investment Class Shares (DTLVX)	Investment Class Shares (WLCTX)
Institutional Class Shares (WLCVX)	Institutional Class Shares (WLTTX)

Small Company Growth Portfolio	Wilshire Income Opportunities Fund
Investment Class Shares (DTSGX)	Investment Class Shares (WIORX)
Institutional Class Shares (WSMGX)	Institutional Class Shares (WIOPX)

Small Company Value Portfolio	(each a “Fund,” and collectively, the “Funds”)
Investment Class Shares (DTSVX)
Institutional Class Shares (WSMVX)

Supplement dated January 12, 2021 to the Company’s Summary Prospectus,
Statutory Prospectus, and Statement of Additional Information (“SAI”),
each dated April 30, 2020, as previously supplemented

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE COMPANY’S SUMMARY PROSPECTUS,
STATUTORY PROSPECTUS, AND SAI

Effective January 8, 2021, Wilshire Associates Incorporated, the investment adviser to the Funds, has changed its name to Wilshire Advisors, LLC. Accordingly, all references in the Company’s Summary Prospectus, Statutory Prospectus, and SAI to “Wilshire Associates Incorporated” are hereby deleted and replaced with references to “Wilshire Advisors, LLC.”

LARGE COMPANY GROWTH PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Large Company Growth Portfolio
LARGE COMPANY GROWTH PORTFOLIO | LARGE COMPANY GROWTH PORTFOLIO INVESTMENT CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTLGX
LARGE COMPANY GROWTH PORTFOLIO | LARGE COMPANY GROWTH PORTFOLIO INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLCGX
LARGE COMPANY VALUE PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Large Company Value Portfolio
LARGE COMPANY VALUE PORTFOLIO | LARGE COMPANY VALUE PORTFOLIO INVESTMENT CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTLVX
LARGE COMPANY VALUE PORTFOLIO | LARGE COMPANY VALUE PORTFOLIO INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLCVX
SMALL COMPANY GROWTH PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Small Company Growth Portfolio
SMALL COMPANY GROWTH PORTFOLIO | SMALL COMPANY GROWTH PORTFOLIO INVESTMENT CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTSGX
SMALL COMPANY GROWTH PORTFOLIO | SMALL COMPANY GROWTH PORTFOLIO INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WSMGX
SMALL COMPANY VALUE PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Small Company Value Portfolio
SMALL COMPANY VALUE PORTFOLIO | SMALL COMPANY GROWTH PORTFOLIO INVESTMENT CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTSVX
SMALL COMPANY VALUE PORTFOLIO | SMALL COMPANY VALUE PORTFOLIO INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WSMVX
WILSHIRE 5000 INDEX FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Wilshire 5000 IndexSM Fund
WILSHIRE 5000 INDEX FUND | WILSHIRE 5000 INDEX FUND INVESTMENT CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WFIVX
WILSHIRE 5000 INDEX FUND | WILSHIRE 5000 INDEX FUND INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WINDX
WILSHIRE INTERNATIONAL EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Wilshire International Equity Fund
WILSHIRE INTERNATIONAL EQUITY FUND | WILSHIRE INTERNATIONAL EQUITY FUND INVESTMENT CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLCTX
WILSHIRE INTERNATIONAL EQUITY FUND | WILSHIRE INTERNATIONAL EQUITY FUND INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLTTX
Wilshire Income Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Wilshire Income Opportunities Fund
Wilshire Income Opportunities Fund | WILSHIRE INTERNATIONAL EQUITY FUND INVESTMENT CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIORX
Wilshire Income Opportunities Fund | WILSHIRE INTERNATIONAL EQUITY FUND INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIOPX